UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE		VALUE
	Repurchase Agreements (94.3%)
$8,000	ABN Amro Securities LLC, (Interest in $1,300,000,000 joint repurchase agreement, dated 03/31/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,300,012,278 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/20/62; valued at $1,337,539,363.)	0.34%	04/01/16		$8,000,000
4,860	BNP Paribas Securities Corp., (dated 03/31/16; proceeds $4,860,042; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 07/01/18 - 12/01/45 and a U.S. Government obligation, 1.38% due 02/28/19; valued at $4,994,756)	0.31	04/01/16		4,860,000
4,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $4,000,034; fully collateralized by a U.S. Government agency security, 4.00% due 12/01/45; valued at $4,121,998)	0.31	04/01/16		4,000,000
500	ING Financial Markets LLC, (dated 03/31/16; proceeds $500,005; fully collateralized by a Corporate Bond, 3.65% due 02/01/26; valued at $530,225)	0.35	04/01/16		500,000
500	ING Financial Markets LLC, (dated 03/31/16; proceeds $500,007; fully collateralized by various Corporate Bonds, 6.88% - 6.90% due 05/01/19 - 11/15/28; valued at $534,311)	0.48	04/01/16		500,000
7,000	Natixis, (Interest in $1,500,000,000 joint repurchase agreement, dated 03/31/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,012,500 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 08/15/45; valued at $1,530,342,766.)	0.30	04/01/16		7,000,000
8,000	RBS Securities, Inc., (dated 03/31/16; proceeds $8,000,067; fully collateralized by a U.S. Government obligation, 2.25% due 11/15/24; valued at $8,164,315)	0.30	04/01/16		8,000,000
	Total Repurchase Agreements (Cost $32,860,000)				32,860,000
	Time Deposits (5.7%)
	International Banks
1,000	Canadian Imperial Bank of Commerce	0.23	04/01/16		1,000,000
1,000	National Australia Bank Ltd.	0.23	04/01/16		1,000,000
	Total Time Deposits (Cost $2,000,000)				2,000,000

	Total Investments (Cost $34,860,000) (a)		100.0%		34,860,000
	Liabilities in Excess of Other Assets		(0.0	)(b)	(4,571)
	Net Assets		100.0%		$34,855,429

(a)     The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

(b)     Amount is less than 0.05%.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.1%)
	Aerospace & Defense (1.2%)
773	TransDigm Group, Inc. (a)	$170,323
	Air Freight & Logistics (0.6%)
2,858	XPO Logistics, Inc. (a)(b)	87,741
	Automobiles (5.1%)
3,093	Tesla Motors, Inc. (a)(b)	710,679
	Beverages (3.4%)
3,562	Monster Beverage Corp. (a)	475,099
	Biotechnology (1.2%)
888	Alnylam Pharmaceuticals, Inc. (a)	55,740
2,102	Intrexon Corp. (a)(b)	71,237
934	Juno Therapeutics, Inc. (a)(b)	35,576
		162,553
	Capital Markets (1.0%)
849	Affiliated Managers Group, Inc. (a)	137,878
	Communications Equipment (1.0%)
855	Palo Alto Networks, Inc. (a)	139,485
	Consumer Finance (2.5%)
41,887	LendingClub Corp. (a)	347,662
	Diversified Financial Services (6.6%)
5,117	McGraw Hill Financial, Inc.	506,480
5,498	MSCI, Inc.	407,292
		913,772
	Electrical Equipment (0.3%)
1,689	SolarCity Corp. (a)(b)	41,516
	Food Products (3.6%)
5,969	Mead Johnson Nutrition Co.	507,186
	Health Care Equipment & Supplies (6.6%)
2,151	DexCom, Inc. (a)	146,075
1,288	Intuitive Surgical, Inc. (a)	774,152
		920,227
	Health Care Technology (4.5%)
4,570	athenahealth, Inc. (a)	634,225
	Hotels, Restaurants & Leisure (6.0%)
9,832	Dunkin’ Brands Group, Inc.	463,775
5,270	Marriott International, Inc., Class A	375,119
		838,894
	Information Technology Services (3.8%)
2,568	FleetCor Technologies, Inc. (a)	381,990
1,708	Gartner, Inc. (a)	152,610
		534,600
	Internet & Catalog Retail (1.3%)
1,078	TripAdvisor, Inc. (a)	71,687
3,444	Zalando SE (Germany) (a)(c)	113,061
		184,748
	Internet Software & Services (12.5%)
5,126	Autohome, Inc. ADR (China) (a)	143,220
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	167,671
3,039	LinkedIn Corp., Class A (a)	347,510
1,577	MercadoLibre, Inc. (Brazil)	185,849
7,809	Pandora Media, Inc. (a)	69,891
22,447	Twitter, Inc. (a)	371,498

2,902	Yelp, Inc. (a)	57,692
5,553	Zillow Group, Inc., Class A (a)(b)	141,879
11,105	Zillow Group, Inc., Class C (a)(b)	263,522
		1,748,732
	Life Sciences Tools & Services (5.1%)
4,408	Illumina, Inc. (a)	714,581
	Pharmaceuticals (3.6%)
11,243	Zoetis, Inc.	498,402
	Professional Services (5.8%)
2,920	IHS, Inc., Class A (a)	362,547
5,520	Verisk Analytics, Inc. (a)	441,158
		803,705
	Software (11.4%)
2,393	Atlassian Corp., PLC, Class A (United Kingdom) (a)	60,184
4,357	FireEye, Inc. (a)	78,382
1,918	Mobileye N.V. (a)(b)	71,522
1,465	NetSuite, Inc. (a)	100,338
5,910	ServiceNow, Inc. (a)	361,574
8,099	Splunk, Inc. (a)	396,284
1,708	Tableau Software, Inc., Class A (a)	78,346
5,817	Workday, Inc., Class A (a)	446,978
		1,593,608
	Tech Hardware, Storage & Peripherals (0.4%)
2,242	3D Systems Corp. (a)(b)	34,684
780	Stratasys Ltd. (a)(b)	20,217
		54,901
	Textiles, Apparel & Luxury Goods (4.6%)
2,994	Lululemon Athletica, Inc. (Canada) (a)	202,724
5,318	Michael Kors Holdings Ltd. (a)	302,913
1,611	Under Armour, Inc., Class A (a)	136,661
		642,298
	Trading Companies & Distributors (1.0%)
2,966	Fastenal Co.	145,334
	Total Common Stocks (Cost $11,642,976)	13,008,149
	Convertible Preferred Stock (0.1%)
	Internet Software & Services
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,383; acquired 05/25/12) (Cost $13,383)	16,284
	Preferred Stocks (2.2%)
	Internet & Catalog Retail (1.3%)
1,969	Flipkart Online Services Pvt Ltd., Series D (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13)	172,996
	Software (0.9%)
14,953	Palantir Technologies, Inc., Series G (a)(d)(e)(f) (acquisition cost - $45,756; acquired 07/19/12)	88,522
3,398	Palantir Technologies, Inc., Series H (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	20,116
3,398	Palantir Technologies, Inc., Series H1 (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	20,116
		128,754
	Total Preferred Stocks (Cost $114,793)	301,750

NUMBER OF SHARES (000)
	Short-Term Investments (9.5%)
	Securities held as Collateral on Loaned Securities (4.6%)
	Investment Company (3.7%)
521	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)		521,403

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (0.9%)
$23	Barclays Capital, Inc. (0.35%, dated 03/31/16, due 04/01/16; proceeds $23,257; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/01/34 - 03/01/46 and U.S. Government obligations; 1.25% - 1.38% due 07/31/18 - 01/31/19; valued at $23,722)		23,257
14	Barclays Capital, Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $13,633; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/01/34 - 03/01/46 and U.S. Government obligations; 1.25% - 1.38% due 07/31/18 - 01/31/19; valued at $13,906)		13,633
32	HSBC Securities USA, Inc. (0.27%, dated 03/31/16, due 04/01/16; proceeds $32,078; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 05/15/22; valued at $32,722)		32,078
27	Merrill Lynch & Co., Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $27,267; fully collateralized by a U.S. Government agency security; 4.00% due 09/20/45; valued at $27,812)		27,267
24	Merrill Lynch & Co., Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $24,059; fully collateralized by a U.S. Government agency security; 4.00% due 09/20/45; valued at $24,540)		24,059
			120,294
	Total Securities held as Collateral on Loaned Securities (Cost $641,697)		641,697

NUMBER OF SHARES (000)
	Investment Company (4.9%)
685	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $684,777)		684,777
	Total Short-Term Investments (Cost $1,326,474)		1,326,474

	Total Investments (Cost $13,097,626) (h)	104.9%	14,652,657
	Liabilities in Excess of Other Assets	(4.9)	(684,568)
	Net Assets	100.0%	$13,968,089

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were $1,476,223 and $1,486,359, respectively. The Portfolio received cash collateral of $644,702, of which $641,697 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of $3,005, which is not reflected in the Portfolio of Investments. The remaining collateral of $841,657 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Illiquid security.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to $485,705 and represents 3.5% of net assets.

(f)

At March 31, 2016, the Portfolio held fair valued securities valued at $485,705, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $175 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,295,737 and the aggregate gross unrealized depreciation is $1,740,706 resulting in net unrealized appreciation of $1,555,031.

Summary of Investments • March 31, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$1,765,016		12.6%
Software	1,722,362		12.3
Health Care Equipment & Supplies	920,227		6.6
Diversified Financial Services	913,772		6.5
Hotels, Restaurants & Leisure	838,894		6.0
Professional Services	803,705		5.7
Life Sciences Tools & Services	714,581		5.1
Automobiles	710,679		5.1
Investment Company	684,777		4.9
Textiles, Apparel & Luxury Goods	642,298		4.6
Health Care Technology	634,225		4.5
Information Technology Services	534,600		3.8
Food Products	507,186		3.6
Pharmaceuticals	498,402		3.6
Beverages	475,099		3.4
Internet & Catalog Retail	357,744		2.5
Consumer Finance	347,662		2.5
Aerospace & Defense	170,323		1.2
Biotechnology	162,553		1.2
Trading Companies & Distributors	145,334		1.0
Communications Equipment	139,485		1.0
Capital Markets	137,878		1.0
Air Freight & Logistics	87,741		0.6
Tech Hardware, Storage & Peripherals	54,901		0.4
Electrical Equipment	41,516		0.3
	$14,010,960	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$32,860,000	$—	$32,860,000
Time Deposits	—	2,000,000	—	2,000,000
Total Assets	$—	$34,860,000	$—	$34,860,000

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$170,323	$—	$—	$170,323
Air Freight & Logistics	87,741	—	—	87,741
Automobiles	710,679	—	—	710,679
Beverages	475,099	—	—	475,099
Biotechnology	162,553	—	—	162,553
Capital Markets	137,878	—	—	137,878
Communications Equipment	139,485	—	—	139,485
Consumer Finance	347,662	—	—	347,662
Diversified Financial Services	913,772	—	—	913,772
Electrical Equipment	41,516	—	—	41,516
Food Products	507,186	—	—	507,186
Health Care Equipment & Supplies	920,227	—	—	920,227
Health Care Technology	634,225	—	—	634,225
Hotels, Restaurants & Leisure	838,894	—	—	838,894
Information Technology Services	534,600	—	—	534,600
Internet & Catalog Retail	184,748	—	—	184,748
Internet Software & Services	1,581,061	—	167,671	1,748,732
Life Sciences Tools & Services	714,581	—	—	714,581
Pharmaceuticals	498,402	—	—	498,402
Professional Services	803,705	—	—	803,705
Software	1,593,608	—	—	1,593,608
Tech Hardware, Storage & Peripherals	54,901	—	—	54,901
Textiles, Apparel & Luxury Goods	642,298	—	—	642,298
Trading Companies & Distributors	145,334	—	—	145,334
Total Common Stocks	12,840,478	—	167,671	13,008,149
Convertible Preferred Stock	—	—	16,284	16,284
Preferred Stocks	—	—	301,750	301,750
Short-Term Investments
Investment Companies	1,206,180	—	—	1,206,180
Repurchase Agreements	—	120,294	—	120,294
Total Short-Term Investments	1,206,180	120,294	—	1,326,474
Total Assets	$14,046,658	$120,294	$485,705	$14,652,657

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stocks	Convertible Preferred Stock	Preferred Stocks
Beginning Balance	$431,659	$21,179	$372,184
Purchases	—	—	—
Sales	(254,796)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(100,411)	(4,895)	(70,434)
Realized gains (losses)	91,219	—	—
Ending Balance	$167,671	$16,284	$301,750

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(50,408)	$(4,895)	$(70,434)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.  Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to Valuation
Mid Cap Growth	Fair Value at March 31, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		from an increase in input
Internet & Catalog Retail
Preferred Stock	$172,996	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$167,671	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Convertible Preferred Stock	$16,284		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$128,754	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.2	x	11.3	x	10.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of $113,061 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016